23. Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 3,759,505	R$ 4,046,293	R$ 4,077,060
Loans and financing, current	784,666	1,470,742	308,558
Loans and financing, noncurrent	2,974,839	2,575,551	3,768,502
Foreign currency
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	89,270	90,505	104,434
Loans and financing, noncurrent	R$ 88,485
Foreign currency | National Treasury Department | Par Bond
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	Par Bond
Company	Copel
Issue date	May 20, 1998
Number of installments	1
Final maturity	Apr. 11, 2024
Annual rate p.y. (interest + commission)	6.0% + 0.20%
Finance charges	Half-yearly
Principal	R$ 17,315
Loans and financing	R$ 52,768	53,498
Foreign currency | National Treasury Department | Discount Bond
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	Discount Bond
Company	Copel
Issue date	May 20, 1998
Number of installments	1
Final maturity	Apr. 11, 2024
Annual rate p.y. (interest + commission)	1.1875%+0.20%
Finance charges	Half-yearly
Principal	R$ 12,082
Loans and financing	36,502	37,007
Local currency
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,670,235	3,955,788	R$ 3,972,626
Loans and financing, noncurrent	2,886,354
Local currency | Banco do Brasil
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 1,388,364	1,475,411
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21/02155-4
Company	Copel DIS
Issue date	Sep. 10, 2010
Number of installments	2
Final maturity	Aug. 15, 2018
Annual rate p.y. (interest + commission)	109.0% of DI
Finance charges	Half-yearly
Principal	R$ 116,667
Loans and financing	R$ 60,049	122,713
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21/02248-8
Company	Copel DIS
Issue date	Jun. 22, 2011
Number of installments	2
Final maturity	May 16, 2018
Annual rate p.y. (interest + commission)	109.0% of DI
Finance charges	Half-yearly
Principal	R$ 150,000
Loans and financing	R$ 75,601	152,314
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 21/11062X
Company	Copel DIS
Issue date	Aug. 26, 2013
Number of installments	3
Final maturity	Jul. 27, 2018
Annual rate p.y. (interest + commission)	106.0% of DI
Finance charges	Half-yearly
Principal	R$ 151,000
Loans and financing	R$ 51,932	151,359
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 330.600.773
Company	Copel DIS
Issue date	Jul. 11, 2014
Number of installments	3
Final maturity	Jul. 11, 2019
Annual rate p.y. (interest + commission)	111.8% of DI
Finance charges	Half-yearly
Principal	R$ 116,667
Loans and financing	R$ 80,699	124,170
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CFX 17/35959-7
Company	Copel DIS
Issue date	May 16, 2017
Number of installments	2
Final maturity	May 06, 2019
Annual rate p.y. (interest + commission)	12.00%
Finance charges	Quarterly
Principal	R$ 75,000
Loans and financing	R$ 75,291	0
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 21/00851-5
Company	Copel DIS
Issue date	Jun. 30, 2017
Number of installments	2
Final maturity	Jun. 13, 2019
Annual rate p.y. (interest + commission)	11.00%
Finance charges	Quarterly
Principal	R$ 38,889
Loans and financing	R$ 38,241	0
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 17/35960-0
Company	Copel DIS
Issue date	Jul. 27, 2017
Number of installments	2
Final maturity	Jul. 17, 2019
Annual rate p.y. (interest + commission)	11.00%
Finance charges	Quarterly
Principal	R$ 50,333
Loans and financing	R$ 51,073	0
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CFX 17/35958-9
Company	Copel DIS
Issue date	Aug. 15, 2017
Number of installments	2
Final maturity	Aug. 05, 2019
Annual rate p.y. (interest + commission)	11.00%
Finance charges	Quarterly
Principal	R$ 58,333
Loans and financing	R$ 58,636	0
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	NCI 330.600.132
Company	Copel
Issue date	Feb. 28, 2007
Number of installments	3
Final maturity	Feb. 28, 2019
Annual rate p.y. (interest + commission)	107.8% of DI
Finance charges	Half-yearly
Principal	R$ 231,000
Loans and financing	R$ 157,707	241,312
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	NCI 330.600.151
Company	Copel
Issue date	Jul. 31, 2007
Number of installments	3
Final maturity	Jul. 31, 2017
Annual rate p.y. (interest + commission)	111.0% of DI
Finance charges	Half-yearly
Principal	R$ 18,000
Loans and financing	R$ 0	6,366
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 306.401.381
Company	Copel
Issue date	Jul. 21, 2017
Number of installments	3
Final maturity	Jul. 21, 2020
Annual rate p.y. (interest + commission)	120.0% of DI
Finance charges	Half-yearly
Principal	R$ 640,005
Loans and financing	R$ 660,949	677,177
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	NCI 306.401.445
Company	Copel
Issue date	Feb. 24, 2017
Number of installments	2
Final maturity	Feb. 15, 2020
Annual rate p.y. (interest + commission)	124.5% of DI
Finance charges	Half-yearly
Principal	R$ 77,000
Loans and financing	78,186	0
Local currency | Eletrobras
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 34,997	49,315
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	980/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2018
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 11
Loans and financing	R$ 3	5
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	981/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Aug. 15, 2019
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 1,169
Loans and financing	R$ 115	180
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	982/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Feb. 15, 2020
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 1,283
Loans and financing	R$ 48	71
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	983/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2020
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 11
Loans and financing	R$ 77	103
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	984/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2020
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 14
Loans and financing	R$ 33	44
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	985/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Aug. 15, 2021
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 61
Loans and financing	R$ 23	29
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	142/06
Company	Copel DIS
Issue date	May 11, 2006
Number of installments	120
Final maturity	Sep. 30, 2018
Annual rate p.y. (interest + commission)	5.0% + 1.0%
Finance charges	Monthly
Principal	R$ 74,340
Loans and financing	R$ 2,730	6,369
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	206/07
Company	Copel DIS
Issue date	Mar. 03, 2008
Number of installments	120
Final maturity	Aug. 30, 2020
Annual rate p.y. (interest + commission)	5.0% + 1.0%
Finance charges	Monthly
Principal	R$ 109,642
Loans and financing	R$ 23,746	32,648
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	273/09
Company	Copel DIS
Issue date	Feb. 18, 2010
Number of installments	120
Final maturity	Dec. 30, 2022
Annual rate p.y. (interest + commission)	5.0% + 1.5%
Finance charges	Monthly
Principal	R$ 63,944
Loans and financing	8,222	9,866
Local currency | Caixa Econônica Federal
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 5,585	5,631
Local currency | Caixa Econônica Federal | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	415.855-22/14
Company	Copel DIS
Issue date	Mar. 31, 2015
Number of installments	120
Final maturity	Dec. 08, 2026
Annual rate p.y. (interest + commission)	6.00%
Finance charges	Monthly
Principal	R$ 2,844
Loans and financing	R$ 5,087	5,631
Local currency | Caixa Econônica Federal | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	3153-352
Company	Copel DIS
Issue date	Nov. 01, 2016
Number of installments	36
Final maturity	Jan. 15, 2022
Annual rate p.y. (interest + commission)	5.5 % above TJLP
Finance charges	Quarterly
Principal	R$ 489
Loans and financing	498	0
Local currency | Finep
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 16,337	22,026
Local currency | Finep | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21120105-00
Company	Copel TEL
Issue date	Jul. 17, 2012
Number of installments	81
Final maturity	Oct. 15, 2020
Annual rate p.y. (interest + commission)	4%
Finance charges	Monthly
Principal	R$ 35,095
Loans and financing	R$ 8,855	11,983
Local currency | Finep | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21120105-00
Company	Copel TEL
Issue date	Jul. 17, 2012
Number of installments	81
Final maturity	Oct. 15, 2020
Annual rate p.y. (interest + commission)	3.5% + TR
Finance charges	Monthly
Principal	R$ 17,103
Loans and financing	7,482	10,043
Local currency | BNDES
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 1,576,660	1,692,775
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	820989.1
Company	Copel GeT
Issue date	Mar. 17, 2009
Number of installments	179
Final maturity	Jan. 15, 2028
Annual rate p.y. (interest + commission)	1.63% above TJLP
Finance charges	Monthly
Principal	R$ 169,500
Loans and financing	R$ 118,370	128,722
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	1120952.1-A
Company	Copel GeT
Issue date	Dec. 16, 2011
Number of installments	168
Final maturity	Apr. 15, 2026
Annual rate p.y. (interest + commission)	1.82% above TJLP
Finance charges	Monthly
Principal	R$ 42,433
Loans and financing	R$ 26,078	28,895
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	1120952.1-B
Company	Copel GeT
Issue date	Dec. 16, 2011
Number of installments	168
Final maturity	Apr. 15, 2026
Annual rate p.y. (interest + commission)	1.42% above TJLP
Finance charges	Monthly
Principal	R$ 2,290
Loans and financing	R$ 1,407	1,559
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	1220768.1
Company	Copel GeT
Issue date	Sep. 28, 2012
Number of installments	192
Final maturity	Jul. 15, 2029
Annual rate p.y. (interest + commission)	1.36% above TJLP
Finance charges	Monthly
Principal	R$ 73,122
Loans and financing	R$ 55,357	59,493
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	13211061
Company	Copel GeT
Issue date	Dec. 04, 2013
Number of installments	192
Final maturity	Oct. 15, 2031
Annual rate p.y. (interest + commission)	1.49% above TJLP
Finance charges	Monthly
Principal	R$ 1,041,155
Loans and financing	R$ 871,022	923,982
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	13210331
Company	Copel GeT
Issue date	Dec. 03, 2013
Number of installments	168
Final maturity	Aug. 15, 2028
Annual rate p.y. (interest + commission)	1.49% and 1.89% above TJLP
Finance charges	Monthly
Principal	R$ 17,644
Loans and financing	R$ 13,878	15,017
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	15206041
Company	Copel GeT
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.42% above TJLP
Finance charges	Monthly
Principal	R$ 34,265
Loans and financing	R$ 25,899	27,666
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	15205921
Company	Copel GeT
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	Dec. 15, 2029
Annual rate p.y. (interest + commission)	2.32% above TJLP
Finance charges	Monthly
Principal	R$ 21,584
Loans and financing	R$ 15,734	16,860
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205611-A
Company	Copel DIS
Issue date	Dec. 15, 2014
Number of installments	72
Final maturity	Jan. 15, 2021
Annual rate p.y. (interest + commission)	2.09% p.y. above TJLP
Finance charges	Monthly
Principal	R$ 41,583
Loans and financing	R$ 21,266	27,893
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205611-B
Company	Copel DIS
Issue date	Dec. 15, 2014
Number of installments	6
Final maturity	Feb. 15, 2021
Annual rate p.y. (interest + commission)	2.09 p.y. above TR BNDES
Finance charges	Annual
Principal	R$ 17,821
Loans and financing	R$ 15,384	18,735
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205611-C
Company	Copel DIS
Issue date	Dec. 15, 2014
Number of installments	113
Final maturity	Jun. 15, 2024
Annual rate p.y. (interest + commission)	6% p.y.
Finance charges	Monthly
Principal	R$ 78,921
Loans and financing	R$ 50,949	58,787
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205611-D
Company	Copel DIS
Issue date	Dec. 15, 2014
Number of installments	57
Final maturity	Feb. 15, 2021
Annual rate p.y. (interest + commission)	TJLP
Finance charges	Monthly
Principal	R$ 750
Loans and financing	R$ 29	38
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14212711
Company	Santa Maria
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	Aug. 15, 2031
Annual rate p.y. (interest + commission)	1.66% p.y. above TJLP
Finance charges	Monthly
Principal	R$ 59,462
Loans and financing	R$ 51,578	54,734
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14212721
Company	Santa Helena
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	Aug. 15, 2031
Annual rate p.y. (interest + commission)	1.66% p.y. above TJLP
Finance charges	Monthly
Principal	R$ 64,520
Loans and financing	R$ 55,932	59,355
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	11211521
Company	GE Farol
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.34% p.y. above TJLP
Finance charges	Monthly
Principal	R$ 54,100
Loans and financing	R$ 48,742	52,053
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	11211531
Company	GE Boa Vista
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.34% p.y. above TJLP
Finance charges	Monthly
Principal	R$ 40,050
Loans and financing	R$ 36,034	38,482
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	11211541
Company	GE S.B. do Norte
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.34% p.y. above TJLP
Finance charges	Monthly
Principal	R$ 90,900
Loans and financing	R$ 81,723	87,275
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	11211551
Company	GE Olho D'Água
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.34% p.y. above TJLP
Finance charges	Monthly
Principal	R$ 97,000
Loans and financing	R$ 87,278	93,229
Local currency | BNDES | Promissory notes
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	Promissory notes
Company	Copel GeT
Issue date	Dec. 29, 2015
Number of installments	1
Final maturity	Dec. 18, 2017
Annual rate p.y. (interest + commission)	117% of DI
Finance charges	Single installment
Principal	R$ 500,000
Loans and financing	R$ 0	581,909
Local currency | BNDES | Promissory notes
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	Promissory notes
Company	Copel GeT
Issue date	May 12, 2017
Number of installments	1
Final maturity	May 12, 2019
Annual rate p.y. (interest + commission)	117% of DI
Finance charges	Single installment
Principal	R$ 500,000
Loans and financing	529,919	0
Local currency | BNDES
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	529,919	581,909
Local currency | Banco do Brasil BNDES Transfer
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 118,373	128,721
Local currency | Banco do Brasil BNDES Transfer | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21/02000-0
Company	Copel GeT
Issue date	Apr. 16, 2009
Number of installments	179
Final maturity	Jan. 15, 2028
Annual rate p.y. (interest + commission)	2.13% above TJLP
Finance charges	Monthly
Principal	R$ 169,500
Loans and financing	R$ 118,373	R$ 128,721